LEASES - Operating Lease Liabilities and Right-of-use Assets Recognized Upon Adoption of IFRS 16 (Details) - USD ($)	Jan. 01, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of initial application of standards or interpretations [line items]
Non-cancellable operating lease commitments as of December 31, 2018				$ 1,869,000,000
Undiscounted operating lease commitments as of January 1, 2019		$ 1,416,000,000	$ 1,370,000,000
Additional lease liabilities as of January 1, 2019 from leases previously classified as operating leases in accordance with IAS 17	$ 1,559,000,000	815,000,000	1,127,000,000		$ 423,000,000
Capitalized amount				363,000,000
Right-of-use assets	1,768,000,000	1,039,000,000	1,235,000,000
Equity		40,237,000,000	40,483,000,000	44,108,000,000	40,855,000,000
Retained Earnings
Disclosure of initial application of standards or interpretations [line items]
Equity		$ 22,097,000,000	$ 22,883,000,000	$ 25,611,000,000	$ 20,635,000,000
IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Recognition exemption for leases of low-value assets	(58,000,000)
Recognition exemption for short-term leases	(20,000,000)
Undiscounted operating lease commitments as of January 1, 2019	$ 1,791,000,000
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	4.70%
Effects of discounting using incremental borrowing rates (weighted average rate of 4.7%)	$ (632,000,000)
Lease liabilities related to assets held for sale	(23,000,000)
Additional lease liabilities as of January 1, 2019 from leases previously classified as operating leases in accordance with IAS 17	1,136,000,000
Right-of-use assets, as adjusted	1,405,000,000
Adjustment to right-of-use assets for favorable terms of operating lease acquired in business combinations	77,000,000
Adjustment to right-of-use assets for amounts prepaid for the right of use of land	192,000,000
Right-of-use assets	1,136,000,000
IFRS 16 | Retained Earnings
Disclosure of initial application of standards or interpretations [line items]
Equity	$ 0